UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-11992
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

        /S/PETER W. MAY             New York, New York            11/13/07
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

    [ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [   ] 13F NOTICE.  (Check  here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

    [   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:              4
                                               -------------

Form 13F Information Table Value Total:          $ 1,172,646
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name
    ---     --------------------          ------


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-11993                      Trian Partners GP, L.P.










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                                                 FORM 13F INFORMATION TABLE



COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
--------              --------     --------     --------         --------        --------     --------          --------
                                                VALUE      SHARES/ or SH/PUT/    INVESTMENT    OTHER       VOTING AUTHORITY
                                                                                                           ----------------
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT     PRN CALL  DISCRETION   MANAGERS     SOLE   SHARED    NONE

Wendy's Intl Inc.       COM        950590109     147,320   4,220,004     SH      Defined       1,2,3,4          4,220,004

H.J. Heinz Co.          COM        423074103     575,906  12,465,492     SH      Defined       1,2,3,4         12,465,492

Chemtura Corp.          COM        163893100      79,973   8,995,842     SH      Defined       1,2,3,4          8,995,842

Tiffany & Co. NEW       COM        886547108     369,447   7,057,250     SH      Defined       1,2,3,4          7,057,250


